Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Equity Award Timing Policies and Procedures

In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our policies and procedures related to the granting of certain equity awards in relation to the disclosure of material nonpublic information (“MNPI”). We do not have a formal policy, program, or plan that requires us to award equity or equity-based compensation. Our Policy on Insider Trading prohibits directors, officers, and employees from trading in our securities while in possession of or on the basis of MNPI. We have not timed, and do not plan to time, the disclosure of MNPI for the purpose of affecting the value of executive compensation.

In the year ended June 30, 2025, no equity awards were granted to our named executive officers within four business days prior to, or one business day following, the filing or furnishing of a periodic or current report by us that disclosed MNPI.

Award Timing Method [Text Block]	We do not have a formal policy, program, or plan that requires us to award equity or equity-based compensation. Our Policy on Insider Trading prohibits directors, officers, and employees from trading in our securities while in possession of or on the basis of MNPI
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	We have not timed, and do not plan to time, the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value [Flag]	false